Investments (Details) - Schedule of Investments at Fair Value in Fair Value Hierarchy Level - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Corporate debt securities:
Corporate debt securities amount	$ 493	$ 6,441	$ 4,404